Property, equipment and software, net - Summary of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 12,189		¥ 12,654
Less: accumulated depreciation - Furniture, electronic equipment and vehicles	(8,722)		(6,946)
Property, equipment and software, net	3,467	$ 544	5,708
Furniture and electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and software	5,307		6,373
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software	243		296
Software
Property, Plant and Equipment [Line Items]
Total property, equipment and software	1,559		1,516
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and software	¥ 5,080		¥ 4,469